UNAUDITED CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - Deerfield Healthcare Technology Acquisitions Corp - USD ($)	Common Stock Class A common stock	Common Stock Class B common stock	Additional Paid-In Capital	Accumulated Deficit	Class A common stock	Class B common stock	Total
Beginning balance at May. 07, 2020	$ 0	$ 0	$ 0	$ 0			$ 0
Beginning balance (in shares) at May. 07, 2020	0	0
Changes in Stockholders' Equity (Deficit)
Net income							(1,408,395)
Ending balance at Sep. 30, 2020							5,000,005
Beginning balance at May. 07, 2020	$ 0	$ 0	0	0			0
Beginning balance (in shares) at May. 07, 2020	0	0
Changes in Stockholders' Equity (Deficit)
Issuance of Class B common stock to Sponsor		$ 359	24,641				25,000
Issuance of Class B common stock to Sponsor (in shares)		3,593,750
Net income				(21,510,741)	$ 0	$ 21,510,741	(21,510,741)
Sale of Class A common stock in initial public offering, net of warrant liabilities	$ 1,438		140,273,212				140,274,650
Sale of Class A common stock in initial public offering, net of warrant liabilities (in shares)	14,375,000
Offering costs			(7,480,781)				(7,480,781)
Excess of cash received over fair value of private placement warrants			671,851				671,851
Common stock subject to possible redemption	$ (1,070)		(106,978,900)				(106,979,970)
Common stock subject to possible redemption (in shares)	(10,697,997)
Ending balance at Dec. 31, 2020	$ 368	$ 359	26,510,023	(21,510,741)			5,000,009
Ending balance (in shares) at Dec. 31, 2020	3,677,003	3,593,750
Changes in Stockholders' Equity (Deficit)
Net income				9,301,650	$ 0	$ 9,301,650	9,301,650
Common stock subject to possible redemption	$ (93.0)		(9,301,557)				(9,301,655)
Common stock subject to possible redemption (in shares)	(930,165)
Ending balance at Mar. 31, 2021	$ 275	$ 359	$ 17,208,466	$ (12,209,091)			$ 5,000,004
Ending balance (in shares) at Mar. 31, 2021	2,746,838	3,593,750